Share-based Payments Arrangement - Black-Scholes Model and Binomial Option Pricing Model and Related Assumptions used to Evaluate Options and Fair Value of Options by CHIEF (Detail) - CHIEF Telecom Inc. (CHIEF) [Member]
	Nov. 13, 2020 TWD ($) yr $ / shares	Oct. 31, 2018 TWD ($) yr $ / shares	Dec. 19, 2017 TWD ($) yr $ / shares
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Grant-date share price	$ 356	$ 166	$ 95.92
Exercise price	$ 206	$ 147	$ 147
Dividend yield	0.00%	0.00%	0.00%
Risk-free interest rate	0.18%	0.72%	0.62%
Expected life | yr	5	5	5
Expected volatility	34.61%	16.60%	17.35%
Weighted average fair value of grants | $	$ 173,893	$ 33,540	$ 2,318